DERIVATIVE FINANCIAL INSTRUMENTS (Schedule of Outstanding Derivative Instruments Qualified as Hedging Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative assets	$ 88
Derivative liabilities		(78)
Derivatives assets (liabilities), net	88	(78)
Foreign Exchange Option [Member] | Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	7
Foreign Exchange Option [Member] | Designated as Hedging Instrument [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities		(16)
Foreign Exchange Forward [Member] | Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	81
Foreign Exchange Forward [Member] | Designated as Hedging Instrument [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities		$ (62)